Davis New York Venture Fund
(portfolio of Davis New York Venture Fund, Inc.)
April 30, 2026
The Equity Specialists

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (94.94%)
COMMUNICATION SERVICES – (10.64%)
Media & Entertainment – (10.64%)
Alphabet Inc., Class A	968,626	$372,727,285
Angi Inc., Class A *	591,174	4,339,217
ASAC II L.P. *(a)(b)(c)	4,156,451	4,487,305
IAC Inc. *	1,125,830	50,166,985
Meta Platforms, Inc., Class A	467,872	286,295,555
Pinterest, Inc., Class A *	4,095,200	80,511,632
Total Communication Services		798,527,979
CONSUMER DISCRETIONARY – (11.27%)
Consumer Discretionary Distribution & Retail – (5.61%)
Amazon.com, Inc. *	1,035,579	274,490,570
Naspers Ltd. - N (South Africa)	311,145	16,848,470
Prosus N.V., Class N (Netherlands)	2,673,416	129,427,992
		420,767,032
Consumer Services – (5.66%)
MGM Resorts International *	7,526,040	293,063,998
Restaurant Brands International Inc. (Canada)	611,890	49,367,285
Trip.com Group Ltd., ADR (China) *	1,512,420	81,988,288
		424,419,571
Total Consumer Discretionary		845,186,603
CONSUMER STAPLES – (4.77%)
Food, Beverage & Tobacco – (4.77%)
JBS N.V., Class A (Brazil)	7,636,500	122,642,190
Tyson Foods, Inc., Class A	3,666,401	234,906,312
Total Consumer Staples		357,548,502
ENERGY – (8.34%)
ConocoPhillips	598,160	75,236,565
Devon Energy Corp. (formerly Coterra Energy Inc.)	11,020,263	395,737,644
Tourmaline Oil Corp. (Canada)	3,185,980	154,332,451
Total Energy		625,306,660
FINANCIALS – (26.79%)
Banks – (8.64%)
Danske Bank A/S (Denmark)	2,796,657	143,771,897
U.S. Bancorp	6,507,680	368,725,149
Wells Fargo & Co.	1,647,744	135,493,989
		647,991,035
Financial Services – (10.93%)
Capital Markets – (1.71%)
Julius Baer Group Ltd. (Switzerland)	1,562,940	128,468,819
Consumer Finance – (5.69%)
Capital One Financial Corp.	2,230,090	426,616,217
Financial Services – (3.53%)
Berkshire Hathaway Inc., Class A *	372	264,826,800
		819,911,836
Insurance – (7.22%)
Life & Health Insurance – (3.90%)
AIA Group Ltd. (Hong Kong)	9,068,390	99,559,706
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	193,020,380
		292,580,086
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.32%)
Chubb Ltd.	379,170	$123,988,590
Markel Group Inc. *	70,672	125,264,000
		249,252,590
		541,832,676
Total Financials		2,009,735,547
HEALTH CARE – (15.25%)
Health Care Equipment & Services – (11.20%)
Cigna Group	662,099	192,392,728
CVS Health Corp.	3,822,990	318,416,837
Quest Diagnostics Inc.	360,020	69,915,884
Solventum Corp. *	1,586,440	106,862,598
UnitedHealth Group Inc.	410,500	152,082,040
		839,670,087
Pharmaceuticals, Biotechnology & Life Sciences – (4.05%)
Viatris Inc.	20,344,401	303,945,351
Total Health Care		1,143,615,438
INDUSTRIALS – (3.37%)
Capital Goods – (2.20%)
AGCO Corp.	660,776	79,967,112
Orascom Construction PLC (United Arab Emirates)	1,446,001	17,091,289
Owens Corning	550,921	67,950,596
		165,008,997
Transportation – (1.17%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	87,567,436
Total Industrials		252,576,433
INFORMATION TECHNOLOGY – (10.55%)
Semiconductors & Semiconductor Equipment – (4.92%)
Applied Materials, Inc.	256,272	101,096,741
Texas Instruments Inc.	953,962	268,139,639
		369,236,380
Software & Services – (1.49%)
SAP SE (Germany)	665,350	111,707,649
Technology Hardware & Equipment – (4.14%)
Samsung Electronics Co., Ltd. (South Korea)	2,061,550	310,443,836
Total Information Technology		791,387,865
MATERIALS – (3.96%)
LyondellBasell Industries N.V.	1,887,760	140,826,896
OCI N.V. (Netherlands)	1,822,154	7,714,600
Teck Resources Ltd., Class B (Canada)	2,544,482	148,674,083
Total Materials		297,215,579
TOTAL COMMON STOCK – (Identified cost $4,252,350,018)		7,121,100,606

	Principal	Value
SHORT-TERM INVESTMENTS – (4.98%)
Brean Capital LLC Joint Repurchase Agreement, 3.66%, 05/01/26 (d)	$43,758,000	$43,758,000

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
April 30, 2026 (Unaudited)
	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.62%, 05/01/26 (e)	$87,517,000	$87,517,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.66%, 05/01/26 (f)	242,394,000	242,394,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $373,669,000)		373,669,000
Total Investments – (99.92%) – (Identified cost $4,626,019,018)		7,494,769,606
Other Assets Less Liabilities – (0.08%)		5,683,277
Net Assets – (100.00%)		$7,500,452,883

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $4,487,305 or 0.06% of the Fund's net assets as of April 30, 2026.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)
Dated 04/30/26, repurchase value of $43,762,449 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.089%-7.50%, 08/25/36-02/20/76, total fair value
$44,633,160).

(e)
Dated 04/30/26, repurchase value of $87,525,800 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.00%, 04/15/30-04/20/56, total fair value $89,267,340).

(f)
Dated 04/30/26, repurchase value of $242,418,643 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/07/26-08/15/64, total fair value
$247,241,880).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments
April 30, 2026 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
April 30, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$794,040,674	$–	$4,487,305	$798,527,979
Consumer Discretionary	698,910,141	146,276,462	–	845,186,603
Consumer Staples	357,548,502	–	–	357,548,502
Energy	625,306,660	–	–	625,306,660
Financials	1,444,914,745	564,820,802	–	2,009,735,547
Health Care	1,143,615,438	–	–	1,143,615,438
Industrials	235,485,144	17,091,289	–	252,576,433
Information Technology	369,236,380	422,151,485	–	791,387,865
Materials	289,500,979	7,714,600	–	297,215,579
Short-Term Investments	–	373,669,000	–	373,669,000
Total Investments	$5,958,558,663	$1,531,723,638	$4,487,305	$7,494,769,606

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended April 30, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2026 was $313,812. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at August 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2026
Investments in Securities:
Common Stock	$4,173,493	$–	$–	$313,812	$–	$–	$–	$4,487,305
Total Level 3	$4,173,493	$–	$–	$313,812	$–	$–	$–	$4,487,305

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
April 30, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at April 30, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$4,487,305	Income Approach / Discounted Cash Flow	Annualized Yield	4.787%	Decrease
Total Level 3	$4,487,305
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At April 30, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,654,146,307

Unrealized appreciation	3,090,375,858
Unrealized depreciation	(249,752,559)
Net unrealized appreciation	$2,840,623,299